Center Coast Brookfield Midstream Focus Fund
Schedule of Investments
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.1% Electricity Transmission & Distribution - 4.9%
Sempra Energy	545,153	$48,131,558

Gathering & Processing - 34.7% (a)
Antero Midstream Corp.	2,161,807	38,458,546
Hess Midstream LP - Class A	749,152	25,845,744
Kinetik Holdings, Inc.	315,176	11,362,095
ONEOK, Inc.	665,237	48,894,919
Targa Resources Corp.	606,578	111,913,641
The Williams Companies, Inc.	1,782,287	107,133,272
		343,608,217

Liquefaction - 7.2%
Cheniere Energy, Inc.	250,824	48,757,677
Golar LNG, Ltd.	601,347	22,376,122
		71,133,799

Pipeline Transportation / Natural Gas - 20.4% (a)
DT Midstream, Inc.	404,486	48,408,885
Kinder Morgan, Inc.	1,785,121	49,072,976
South Bow Corp.	1,203,246	33,053,168
TC Energy Corp.	1,305,619	71,822,101
		202,357,130

Pipeline Transportation / Petroleum - 7.3%
Enbridge, Inc.	1,511,945	72,316,329

Production & Mining / Natural Gas - 1.0%
National Fuel Gas Co.	127,327	10,193,800

Services / Midstream - 2.6%
Kodiak Gas Services, Inc.	686,094	25,659,916
TOTAL COMMON STOCKS (Cost $784,668,410)		773,400,749

	Units	Value
MASTER LIMITED PARTNERSHIPS - 25.0% Gathering & Processing - 11.0% (a)
MPLX LP	1,632,849	87,145,151
Western Midstream Partners LP	547,341	21,619,970
		108,765,121

Pipeline Transportation / Natural Gas - 9.8% (a)
Energy Transfer LP	2,972,456	49,015,800
Enterprise Products Partners LP	1,518,554	48,684,841
		97,700,641

Pipeline Transportation / Petroleum - 4.2%
Plains GP Holdings LP	2,172,158	41,575,104
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $250,153,628)		248,040,866

	Shares	Value
SHORT-TERM INVESTMENTS - 0.3% Money Market Funds - 0.3% First American Treasury Obligations Fund - Class X, 3.68% (b)	2,825,662	2,825,662
TOTAL SHORT-TERM INVESTMENTS (Cost $2,825,662)		2,825,662

TOTAL INVESTMENTS - 103.4% (Cost $1,037,647,700)		1,024,267,277
Liabilities in Excess of Other Assets - (3.4)%		(33,340,462)
TOTAL NET ASSETS - 100.0%		$990,926,815

Percentages are stated as a percent of net assets.

LP - Limited Partnership

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Center Coast Brookfield Midstream Focus Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$773,400,749	$–	$–	$773,400,749
Master Limited Partnerships	248,040,866	–	–	248,040,866
Money Market Funds	2,825,662	–	–	2,825,662
Total Investments	$1,024,267,277	$–	$–	$1,024,267,277

Refer to the Schedule of Investments for further disaggregation of investment categories.